Schedule of purchase consideration to the total fair value of net assets acquired (Details) - CAD ($) $ in Thousands		Mar. 20, 2024	Nov. 01, 2023
IfrsStatementLineItems [Line Items]
Cash			$ 444
Trade and other receivables			33
Prepaid expenses and deposits			16
Property, plant and equipment			3,100
Derivative financial instruments			290
Long-term loans			(4,396)
Deferred tax liability			(1,089)
Intangible asset			2,110
Goodwill			4,539
Non-controlling interest			(2,509)
Net asset acquired			2,499
Consideration paid in cash			433
Consideration paid in common shares			2,066
Total consideration			2,499
Current liabilities			(39)
Identifiable net liabilities assumed at fair value			(1,641)
Solar flow through funds ltd [member]
IfrsStatementLineItems [Line Items]
Cash	[1]	$ 9,887
Trade and other receivables		4,676
Short-term investments		640
Prepaid expenses and deposits		684
Right-of-use assets		8,168
Property, plant and equipment		34,772
Construction in progress		10,562
Intangible assets		20,920
Other assets		814
Derivative financial instruments		1,530
Accounts payable and accruals		(7,466)
Asset retirement obligations		(2,129)
Long-term loans		(52,686)
Lease liabilities		(7,043)
Deferred tax liability		(9,935)
Due to related parties		(1,435)
Identifiable net assets		11,959
Goodwill		20,544
Net asset acquired		32,503
Consideration paid in common shares		19,950
Contingent value rights		10,214
Purchase price adjustment for total shares outstanding		2,339
Total consideration		$ 32,503
OFIT GM [member]
IfrsStatementLineItems [Line Items]
Cash			243
Trade and other receivables			6
Prepaid expenses and deposits			11
Property, plant and equipment			2,165
Derivative financial instruments			211
Long-term loans			(3,200)
Deferred tax liability			(758)
Intangible asset			1,500
Goodwill			3,522
Non-controlling interest			(1,839)
Net asset acquired			1,831
Consideration paid in cash			232
Consideration paid in common shares			1,599
Total consideration			1,831
Current liabilities			(30)
Identifiable net liabilities assumed at fair value			(1,352)
OFIT RT [member]
IfrsStatementLineItems [Line Items]
Cash			201
Trade and other receivables			27
Prepaid expenses and deposits			5
Property, plant and equipment			935
Derivative financial instruments			79
Long-term loans			(1,196)
Deferred tax liability			(331)
Intangible asset			610
Goodwill			1,017
Non-controlling interest			(670)
Net asset acquired			668
Consideration paid in cash			201
Consideration paid in common shares			467
Total consideration			668
Current liabilities			(9)
Identifiable net liabilities assumed at fair value			$ (289)

[1]	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.